Regulatory Capital - Summary of Bank's Capital Ratios and Ratios Required by Federal Regulators (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual Amount of total risk-based capital	$ 222,747	[1]	$ 218,668	[1]	$ 125,459	[1]
Actual Ratio of total risk-based capital	17.40%	[1]	17.07%	[1]	9.02%	[1]
Amount of total risk-based capital To be Adequately Capitalized	102,389	[1]	102,452	[1]	111,311	[1]
Ratio of total risk-based capital To be Adequately Capitalized	8.00%	[1]	8.00%	[1]	8.00%	[1]
Amount of total risk-based capital To be Well Capitalized	127,986	[1]	128,065	[1]	139,139	[1]
Ratio of total risk-based capital To be Well Capitalized	10.00%	[1]	10.00%	[1]	10.00%	[1]
Amount of total risk-based capital Under Order to Cease and Desist			153,678	[1]	166,966	[1]
Ratio of total risk-based capital Under Order to Cease and Desist			12.00%	[1]	12.00%	[1]
Tier 1 leverage	206,272		201,995		107,272
Leverage
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage	206,272	[2]	201,995	[2]	107,272	[2]
Actual Ratio of Tier 1 leverage (core)	9.75%	[2]	9.60%	[2]	4.53%	[2]
Amount of Tier 1 leverage To be Adequately Capitalized	84,658	[2]	84,170	[2]	94,775	[2]
Ratio of Tier 1 leverage To be Adequately Capitalized	4.00%	[2]	4.00%	[2]	4.00%	[2]
Amount of Tier 1 leverage To be Well Capitalized	105,823	[2]	105,212	[2]	118,469	[2]
Ratio of Tier 1 leverage To be Well Capitalized	5.00%	[2]	5.00%	[2]	5.00%	[2]
Amount of Tier 1 leverage Under Order to Cease and Desist			168,340	[2]	189,551	[2]
Ratio of Tier 1 leverage under order to Cease and Desist			8.00%	[2]	8.00%	[2]
Risk Based Capital
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage	206,272	[3]	201,995	[3]	107,272	[3]
Actual Ratio of Tier 1 leverage (core)	16.12%	[3]	15.77%	[3]	7.71%	[3]
Amount of Tier 1 leverage To be Adequately Capitalized	51,194	[3]	51,226	[3]	55,655	[3]
Ratio of Tier 1 leverage To be Adequately Capitalized	4.00%	[3]	4.00%	[3]	4.00%	[3]
Amount of Tier 1 leverage To be Well Capitalized	$ 76,792	[3]	$ 76,839	[3]	$ 83,483	[3]
Ratio of Tier 1 leverage To be Well Capitalized	6.00%	[3]	6.00%	[3]	6.00%	[3]

[1]	Total risk-based capital divided by total risk-weighted assets.
[2]	Tier 1 capital divided by adjusted total assets.
[3]	Tier 1 capital divided by total risk-weighted assets.